Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities
Accrued expenses and other current liabilities consisted of the following:

	December 31,
	2023	2022
Accrued payroll	18,525	21,232
Deferred R&D credits	5,053	975
Rebates and customer advances	1,242	1,050
Interest payable	4,006	2,096
Accrued duty, freight and related expenses	4,005	5,314
Royalties	2,471	2,149
Value added tax payables	1,751	949
Other accrued expenses and liabilities	8,336	13,320
	$45,389	$47,085